Summary of Significant Accounting Policies - Schedule of Consolidated Statement of Comprehensive Income and Consolidated Statement of Financial Position (Details) - USD ($)		3 Months Ended		6 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated Statement of Comprehensive Income and Consolidated Statement of Financial Position [Abstract]
Revenue	[1]	$ 2,642,964	$ 252,114	$ 4,199,966	$ 1,992,163
Cost of sales	[2]	$ (3,317,333)	$ (20,040)	$ (4,859,562)	$ (1,539,682)

[1]	Includes impact of IAS 29 for $15,264 increase in revenues and $1,081,717 decrease in revenues for the six months period ended on December 31 2024 and 2023, respectively. For the three month period ended December 31, 2024 and 2023 includes impact of IAS 29 for $4,632 increase in revenues and $87,359 decrease in revenues.
[2]	Includes impact of IAS 29 for $130,331 increase in costs of sales and $603,688 decrease in cost of sales for the six months period ended on December 31, 2024, and 2023, respectively. For the three month period ended December 31, 2024 and 2023 includes impact of IAS 29 for $1,075,731 increase in cost of sales and $739,861 decrease in cost of sales.